ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES
Payroll and welfare benefit	$ 3,203	$ 7,063	$ 6,868
Other taxes and surcharges payable	7,931	8,313	9,153
Amounts payable to sales and marketing agents	25,909	27,744	31,499
Interest payables	6,080	2,971	2,869
Utility and property management payables	7,444	10,341	5,148
Construction payables	1,497	2,143	6,021
Payables of decoration services	1,096	890	1,091
Deposits for rental	2,708	2,386	1,890
Lease liability, current	1,228	1,833	1,925
Customers's refundable fees	6,032	7,811	5,913
Others	3,730	2,320	2,022
Accrued expenses and other liabilities	$ 66,858	$ 73,815	$ 74,399